Parent Company Only Condensed Financial Information, Condensed Statements of Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Condensed Statements of Income [Abstract]
Interest income	$ 4,574	$ 4,015	$ 13,713	$ 12,473	$ 16,847	$ 15,237
Interest expense	(1,197)	(1,623)	(4,407)	(4,806)	(6,386)	(4,929)
Other expense	(215)	(179)	(499)	(524)	(662)	(950)
(Loss) income before income taxes	(149)	(455)	(361)	(399)	(551)	871
Income tax benefit (expense)	(95)	176	300	262	345	(56)
Net (loss) income	$ (244)	$ (279)	$ (61)	$ (137)	(206)	815
Broadway Financial Corporation [Member]
Condensed Statements of Income [Abstract]
Interest income					23	25
Interest expense					(247)	(243)
Other expense					(720)	(469)
(Loss) income before income taxes					(944)	(687)
Income tax benefit (expense)					279	205
Equity in undistributed subsidiary income					459	1,297
Net (loss) income					$ (206)	$ 815